Shareholders' Equity (Details 2) (USD $)				12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2009 AIG
Paid-in Capital
Paid-in capital adjustments, debt issue cost, compensation and other expenses paid by AIG on ILFC's behalf				$ (8,000,000)	$ 2,800,000	$ 3,300,000
Accumulated other comprehensive (loss) income
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax		(19,764,000)	(59,476,000)
Cumulative unrealized gain related to securities available for sale, net of tax		127,000	532,000
Total accumulated other comprehensive (loss) income	(16,956,000)	(19,637,000)	(58,944,000)
Cumulative unrealized (loss) gain related to cash flow hedges, tax effect		10,642,000	32,026,000
Cumulative unrealized gain related to securities available for sale, tax effect		$ 68,000	$ 287,000